Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Consolidated statement of comprehensive income
(Loss)/profit for the financial year	€ (455)	€ (7,644)	€ 2,788
Items that may be reclassified to the income statement in subsequent years:
Gains on revaluation of available-for-sale investments, net of tax			9
Foreign exchange translation differences, net of tax	(982)	(533)	(1,909)
Foreign exchange translation differences transferred to the income statement	(36)	2,079	(80)
Other, net of tax	3,066	243	(339)
Total items that may be reclassified to the income statement in subsequent years	2,048	1,789	(2,319)
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax	526	(33)	(70)
Total items that will not be reclassified to the income statement in subsequent years	526	(33)	(70)
Other comprehensive income/(expense)	2,574	1,756	(2,389)
Total comprehensive income/(expense) for the financial year	2,119	(5,888)	399
Attributable to:
Owners of the parent	1,696	(6,333)	187
Non-controlling interests	423	445	212
Total comprehensive income/(expense) for the financial year	€ 2,119	€ (5,888)	€ 399